Subsequent Events (Details) - Major business combination - Class35 Limited £ in Millions	Jul. 01, 2025 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value	£ 3.9
Cash transferred	£ 3.3